Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP020 [Member]
Master Trust [Line Items]
Master Trust [Table Text Block]
The following table presents the net assets of the Master Trust:

	As of December 31, 2025		As of December 31, 2024
	Master Trust	Plan Interest in Master Trust	Master Trust	Plan Interest in Master Trust
Registered Investment Companies (Mutual Funds)	$621,551,801	$337,981,647	$569,373,225	$309,771,022
Common/Collective Trusts	389,436,814	212,941,168	345,424,320	193,296,428
Berkshire Hathaway Stock Fund	56,895,914	29,161,766	55,306,537	28,345,857
Graham Holdings Company Stock Fund	5,243,851	4,101,591	4,321,924	3,379,321
Total net assets	$1,073,128,380	$584,186,172	$974,426,006	$534,792,628

The following table presents the net appreciation in the fair value of investments and investment income for the Master Trust for the year ended December 31, 2025:

Net appreciation in fair value of investments	$128,409,130
Interest and dividends	26,076,585
Total investment income	$154,485,715